Inventories (Details) - Schedule of Inventories - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 942,860	$ 2,546,853
Finished goods	304,086	390,296
Total Inventories	$ 1,246,946	$ 2,937,149